Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 5,740,644	$ 4,418,774	$ 3,016,946
Buildings with carrying value	$ 26,655,712	$ 27,028,129